Advances to Suppliers, Net (Details) - Schedule of Advances to Suppliers - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Advances to Suppliers [Abstract]
Raw material prepayments for equipment production	$ 309,121	$ 466,619
Land reclamation prepayments		436,792
Advances to construction subcontractors	4,986,131
Total:	5,295,252	903,411
Less: allowances for credit losses	(3,138)	(449,517)
Advances to suppliers, net, third parties	$ 5,292,114	$ 453,894